Financial Risk Management Objectives and Policies - Summary of Currency Risk Exposure (Detail) - EUR (€) € in Thousands	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023		Dec. 31, 2022	[1]	Dec. 31, 2021	[2]
Disclosure Of Currency Risk Exposure [Line Items]
Cash and cash equivalents	€ 236,748	€ 189,199	€ 158,143	€ 122,093	€ 218,472	[1]	€ 148,519		€ 132,994
Currency risk [Member]
Disclosure Of Currency Risk Exposure [Line Items]
Cash and cash equivalents	236,700
Currency risk [Member] | Immatics N.V and Immatics GmbH [Member]
Disclosure Of Currency Risk Exposure [Line Items]
Cash and cash equivalents	76,351				76,381
Other financial assets	268,423				112,713
Total assets exposed to the risk	€ 344,774				€ 189,094

[1]	See Note 2.2 for details regarding the restatement as a result of a correction of deferred tax liabilities
[2]	See Note 2.2 for details regarding the restatement as a result of a correction of deferred tax liabilities